                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                                October 26, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: PaineWebber Pathfinders Trust, Treasury & Growth Stock, Series 26
    File #333-46290
    Rule 497(j) Filing

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 26, 2000.

                                            Very truly yours,

                                            /s/ Kathleen H. Moriarty, Esq.
                                            ------------------------------
                                            Kathleen H. Moriarty, Esq.

cc: Patricia Mengiste